Debt Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Notes Payable, Current	$ 1,547	$ 46,560
Long -term debt excluding current maturities - Bank loans	16,665	514,656
Bank loans, net	0	157,511
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Short-term Debt	1,547	46,560
Notes Payable, Current	1,547	46,560
Bank loans, net	0	157,511
Debt, Long-term and Short-term, Combined Amount	18,212	561,216
Unamortized deferred financing cost - Current	15	657
Unamortized deferred financing costs- Non Current	159	6,075
Unamortized deferred financing costs	174	6,732
Total bank loans and senior notes, net	18,038	554,484
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	18,212	561,216
$85.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	21,974
$30.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	24,881
$60.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	23,746
$184.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	49,641
$34.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	30,536
$90.0 Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	22,340
AVIC [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	101,957
SBI Rumba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Finance Lease, Liability, Payments, Due	0	15,614
SBI Tango [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Finance Lease, Liability, Payments, Due	0	16,109
SBI Echo [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Finance Lease, Liability, Payments, Due	0	16,259
SB Hermes [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Finance Lease, Liability, Payments, Due	0	17,763
SBI Samba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Finance Lease, Liability, Payments, Due	18,212	18,960
CMBFL [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	102,282
Virgo and Libra Lease [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	39,375
$67.3 Million Lease Financing | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	59,779
Current [Domain] [Domain]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Bank loans and senior notes-current, net	1,532	45,903
non-current [Domain]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Bank loans and senior notes-non-current, net	$ 16,506	$ 508,581